4. Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Land	$ 3,970	$ 2,793
Buildings and improvements	18,804	18,931
Furniture and equipment	26,565	24,743
Construction in process	10	395
Total premises and equipment	49,349	46,862
Less accumulated depreciation	30,749	28,258
Total net premises and equipment	$ 18,600	$ 18,604